Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Summary of earnings per share

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2021			2022			2023
	Net profit attributable to shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,471	1,928.0	76.3p	1,634	1,918.5	85.2p	1,781	1,891.8	94.1p
Diluted earnings per share	1,471	1,939.4	75.8p	1,634	1,929.3	84.7p	1,781	1,902.8	93.6p

Summary of adjusted earnings per share

ADJUSTED EARNINGS PER SHARE	2021			2022			2023
	Adjusted net profit attributable to shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share	1,689	1,928.0	87.6p	1,961	1,918.5	102.2p	2,156	1,891.8	114.0p

Summary of reconciliation of adjusted net profit attributable to parent

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS

2021	Pre-tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to shareholders			1,471
Adjustments:
Amortisation of acquired intangible assets	294	22	316
Other deferred tax credits from intangible assets*	-	(61)	(61)
Acquisition-related items	21	(11)	10
Net interest on net defined benefit pension obligation	9	(2)	7
Disposals and other non-operating items	(55)	1	(54)
Adjusted net profit attributable to shareholders			1,689

2022	Pre-tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to shareholders			1,634
Adjustments:
Amortisation of acquired intangible assets	296	30	326
Other deferred tax credits from intangible assets*	-	(64)	(64)
Acquisition-related items	62	(13)	49
Net interest on net defined benefit pension obligation	5	(1)	4
Disposals and other non-operating items	9	3	12
Adjusted net profit attributable to shareholders			1,961

10 Earnings per share (continued)

2023	Pre-tax adjustment £m	Tax on adjustment £m	Total £m
Net profit attributable to shareholders			1,781
Adjustments:
Amortisation of acquired intangible assets	280	32	312
Other deferred tax credits from intangible assets*	-	(61)	(61)
Acquisition-related items	56	(8)	48
Net interest on net defined benefit pension obligation	1	-	1
Disposals and other non-operating items	72	3	75
Adjusted net profit attributable to shareholders			2,156
*	Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.